UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Real Estate Investment Portfolio

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	10	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	14	Notes to the financial statements.
Report of Independent	19
Registered Public
Accounting Firm

Board Approval of	20
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general informa tion of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	August 1, 2005 to
	August 1, 2005	January 31, 2006	January 31, 2006
Actual	$1,000.00	$1,062.20	$4.37
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.97	$4.28

* Expenses are equal to the Fund’s annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
ProLogis Trust	9.5	6.9
Starwood Hotels & Resorts Worldwide, Inc. unit	8.9	8.4
General Growth Properties, Inc.	7.0	6.4
Simon Property Group, Inc.	6.8	6.6
United Dominion Realty Trust, Inc. (SBI)	4.7	3.5
Equity Residential (SBI)	4.6	3.4
Kimco Realty Corp.	4.2	3.4
Reckson Associates Realty Corp.	4.2	4.4
CBL & Associates Properties, Inc.	4.0	4.5
Duke Realty Corp.	3.8	3.7
	57.7
Top Five REIT Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
REITs Malls	19.6	17.8
REITs Apartments	16.8	12.5
REITs Industrial Buildings	15.6	18.6
REITs Office Buildings	14.5	18.4
REITs Shopping Centers	11.5	14.3

5 Semiannual Report

Investments January 31, 2006
Showing Percentage of Net Assets

Common Stocks 96.2%
	Shares	Value (Note 1)
		(000s)

HOTELS, RESTAURANTS & LEISURE – 8.9%

Hotels, Resorts & Cruise Lines 8.9%
Starwood Hotels & Resorts Worldwide, Inc. unit	9,077,160	$551,982

PAPER & FOREST PRODUCTS – 0.1%

Forest Products 0.1%
Weyerhaeuser Co.	90,000	6,278

REAL ESTATE – 87.2%

Real Estate Management & Development – 0.9%
Capital & Regional PLC	1,200,000	20,088
CB Richard Ellis Group, Inc. Class A (a)	469,600	29,641
Dawnay Day Treveria PLC	3,247,700	4,657

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		54,386

REITs Apartments 16.8%
American Campus Communities, Inc. (c)	943,600	23,401
Apartment Investment & Management Co. Class A	4,143,045	176,162
AvalonBay Communities, Inc.	1,722,200	171,324
Equity Residential (SBI)	6,701,724	284,220
GMH Communities Trust (c)	2,490,700	40,175
Pennsylvania (REIT) (SBI)	481,600	19,582
Post Properties, Inc.	812,600	33,065
United Dominion Realty Trust, Inc. (SBI) (c)	11,428,100	290,388

TOTAL REITS – APARTMENTS		1,038,317

REITs Factory Outlets 0.6%
Tanger Factory Outlet Centers, Inc.	1,188,400	37,446

REITs Health Care Facilities 1.5%
Ventas, Inc.	3,079,160	94,222

REITs – Hotels – 3.2%
Host Marriott Corp.	5,999,000	119,680
Innkeepers USA Trust (SBI)	1,704,600	30,274
MeriStar Hospitality Corp. (a)(c)	4,668,300	47,897

TOTAL REITS – HOTELS		197,851

REITs – Industrial Buildings – 15.6%
CenterPoint Properties Trust (SBI)	2,200,000	109,208

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

REAL ESTATE – CONTINUED

REITs – Industrial Buildings – continued
Duke Realty Corp.	6,577,504	$238,632
ProLogis Trust	11,432,904	585,594
U-Store-It Trust	1,409,400	30,133

TOTAL REITS – INDUSTRIAL BUILDINGS		963,567

REITs – Malls – 19.6%
CBL & Associates Properties, Inc. (c)	5,868,362	248,349
General Growth Properties, Inc.	8,444,040	435,712
Simon Property Group, Inc.	5,060,360	419,200
Taubman Centers, Inc.	986,600	37,047
The Mills Corp.	1,788,700	74,142

TOTAL REITS – MALLS		1,214,450

REITs – Management/Investment – 2.1%
CentraCore Properties Trust (c)	1,097,770	31,199
Equity Lifestyle Properties, Inc. (c)	1,568,900	72,169
Plum Creek Timber Co., Inc.	716,500	26,468

TOTAL REITS – MANAGEMENT/INVESTMENT		129,836

REITs – Mortgage – 0.9%
Newcastle Investment Corp.	1,339,470	36,434
Saxon Capital, Inc.	1,394,700	16,653

TOTAL REITS – MORTGAGE		53,087

REITs – Office Buildings – 14.5%
Boston Properties, Inc.	1,010,700	79,097
Columbia Equity Trust, Inc. (c)	966,400	15,994
Equity Office Properties Trust	5,853,490	186,258
Kilroy Realty Corp.	850,000	57,452
Reckson Associates Realty Corp. (c)	6,450,520	257,569
SL Green Realty Corp.	337,900	28,397
Sovran Self Storage, Inc. (c)	1,458,122	72,221
Trizec Properties, Inc. (c)	8,728,900	203,296

TOTAL REITS – OFFICE BUILDINGS		900,284

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

REAL ESTATE – CONTINUED

REITs – Shopping Centers – 11.5%
Cedar Shopping Centers, Inc.	995,300	$14,720
Developers Diversified Realty Corp.	2,756,800	135,800
Heritage Property Investment Trust, Inc.	2,031,000	72,101
Inland Real Estate Corp. (c)	4,276,467	65,558
Kimco Realty Corp.	7,473,700	262,252
Kite Realty Group Trust	370,200	5,838
Pan Pacific Retail Properties, Inc.	1,350,710	93,469
Ramco-Gershenson Properties Trust (SBI)	431,000	12,146
Weingarten Realty Investors (SBI)	1,291,700	52,353

TOTAL REITS – SHOPPING CENTERS		714,237

TOTAL REAL ESTATE		5,397,683

TOTAL COMMON STOCKS
(Cost $4,191,258)		5,955,943

Money Market Funds 4.2%

Fidelity Cash Central Fund, 4.46% (b)
(Cost $260,916)	260,915,729	260,916

TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $4,452,174)		6,216,859

NET OTHER ASSETS – (0.4)%		(27,501)
NET ASSETS 100%		$6,189,358

Legend (a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Affiliated company

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 8

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Income received
Fund	(Amounts in thousands)
Fidelity Cash Central Fund	$2,032
Fidelity Securities Lending Cash Central Fund	19
Total	$2,051

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
American Campus Communities,
Inc.	$ 29,697	$ 1,466	$ 7,378	$ 565	$ 23,401
CBL & Associates Properties, Inc.	268,938	22,976	24,762	5,476	248,349
CenterPoint Properties Trust (SBI)	211,649	—	129,959	1,017	—
CentraCore Properties Trust
(formerly known as
Correctional Properties Trust)	33,087	—	—	955	31,199
Columbia Equity Trust, Inc.	15,212	—	161	252	15,994
Duke Realty Corp.	220,621	38,365	37,090	4,793
Equity Lifestyle Properties, Inc.	43,951	24,621	—	64	72,169
GMH Communities Trust	32,333	5,024	207	437	40,175
Inland Real Estate Corp.	49,746	19,440	—	1,775	65,558
MeriStar Hospitality Corp.	27,896	16,569	1,563	—	47,897
ProLogis Trust	410,047	63,798	—	5,375	—
Reckson Associates Realty Corp.	260,247	16,435	54,167	4,036	257,569
Sovran Self Storage, Inc.	—	68,852	—	1,105	72,221
Trizec Properties, Inc.	177,515	14,591	—	3,096	203,296
United Dominion Realty Trust,
Inc. (SBI)	208,932	79,883	6,085	3,440	290,388
Total	$1,989,871	$ 372,020	$ 261,372	$ 32,386	$1,368,216

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		January 31, 2006

Assets
Investment in securities, at value See accompanying
schedule:
Unaffiliated issuers (cost $3,177,990)	$4,587,727
Affiliated Central Funds (cost $260,916)	260,916
Other affiliated issuers (cost $1,013,268)	1,368,216
Total Investments (cost $4,452,174)		$6,216,859
Receivable for investments sold		29,330
Receivable for fund shares sold		13,446
Dividends receivable		2,513
Interest receivable		533
Prepaid expenses		25
Other affiliated receivables		3
Other receivables		550
Total assets		6,263,259

Liabilities
Payable to custodian bank	$98
Payable for investments purchased	58,825
Payable for fund shares redeemed	10,724
Accrued management fee	2,875
Other affiliated payables	1,255
Other payables and accrued expenses	124
Total liabilities		73,901

Net Assets		$6,189,358
Net Assets consist of:
Paid in capital		$4,157,784
Distributions in excess of net investment income		(4,468)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		271,357
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,764,685
Net Assets, for 186,847 shares outstanding		$6,189,358
Net Asset Value, offering price and redemption price per
share ($6,189,358 ÷ 186,847 shares)		$33.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 10

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006

Investment Income
Dividends (including $32,386 received from other
affiliated issuers)		$87,121
Interest		16
Income from affiliated Central Funds		2,051
Total income		89,188

Expenses
Management fee	$16,476
Transfer agent fees	6,963
Accounting and security lending fees	538
Independent trustees’ compensation	12
Custodian fees and expenses	83
Registration fees	129
Audit	62
Legal	21
Interest	1
Miscellaneous	35
Total expenses before reductions	24,320
Expense reductions	(877)	23,443

Net investment income (loss)		65,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	385,842
Other affiliated issuers	64,387
Foreign currency transactions	50
Total net realized gain (loss)		450,279
Change in net unrealized appreciation (depreciation) on:
Investment securities	(166,169)
Assets and liabilities in foreign currencies	(12)
Total change in net unrealized appreciation
(depreciation)		(166,181)
Net gain (loss)		284,098
Net increase (decrease) in net assets resulting from
operations		$349,843

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31,	July 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$65,745	$110,708
Net realized gain (loss)	450,279	279,884
Change in net unrealized appreciation (depreciation) .	(166,181)	1,224,434
Net increase (decrease) in net assets resulting
from operations	349,843	1,615,026
Distributions to shareholders from net investment income .	(86,843)	(96,040)
Distributions to shareholders from net realized gain	(360,396)	(145,817)
Total distributions	(447,239)	(241,857)
Share transactions
Proceeds from sales of shares	1,185,098	2,511,090
Reinvestment of distributions	425,544	228,044
Cost of shares redeemed	(1,249,868)	(1,368,364)
Net increase (decrease) in net assets resulting from
share transactions	360,774	1,370,770
Redemption fees	929	1,189
Total increase (decrease) in net assets	264,307	2,745,128

Net Assets
Beginning of period	5,925,051	3,179,923
End of period (including distributions in excess of net
investment income of $4,468 and undistributed net
investment income of $16,630, respectively)	$6,189,358	$5,925,051

Other Information
Shares
Sold	37,387	87,422
Issued in reinvestment of distributions	13,484	8,138
Redeemed	(39,941)	(48,184)
Net increase (decrease)	10,930	47,376

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Financial Highlights

	Six months ended
	January 31,	Years ended July 31,
	2006	2005	2004G	2004H	2003H	2002H	2001H
Selected Per Share Data
Net asset value, beginning
of period	$ 33.68	$ 24.74	$ 24.75	$ 17.88	$ 18.47	$ 18.50	$ 14.59
Income from Investment
Operations
Net investment income
(loss)D		36.72	.28	.71	.60	.85	.77
Net realized and unre
alized gain (loss)	1.55	9.89	.28	6.96	_F	.78	3.85
Total from investment
operations	1.91	10.61	.56	7.67	.60	1.63	4.62
Distributions from net
investment income	(.48)	(.63)	(.29)	(.54)	(.77)	(.78)	(.73)
Distributions from net
realized gain	(1.99)	(1.05)	(.29)	(.26)	(.43)	(.89)	—
Total distributions	(2.47)	(1.68)	(.58)	(.80)	(1.20)	(1.67)	(.73)
Redemption fees added to
paid in capitalD		01.01	.01	_F	.01	.01	.02
Net asset value, end of
period	$ 33.13	$ 33.68	$ 24.74	$ 24.75	$ 17.88	$ 18.47	$ 18.50
Total ReturnB,C	6.22%	44.49%	2.27%	43.63%	3.11%	9.20%	32.37%
Ratios to Average Net AssetsE
Expenses before
reductions	84%A	.84%	.86%A	.85%	.87%	.84%	.86%
Expenses net of fee
waivers, if any	84%A	.84%	.86%A	.85%	.87%	.84%	.86%
Expenses net of all
reductions	81%A	.82%	.83%A	.83%	.84%	.79%	.82%
Net investment income
(loss)	2.27%A	2.52%	2.32%A	3.38%	3.21%	4.54%	4.58%
Supplemental Data
Net assets, end of
period (in millions)	6,189	$ 5,925	$ 3,180	$ 2,869	$ 1,718	$ 1,266	$ 1,030
Portfolio turnover rate .	57%A	33%	54%A	48%	32%	71%	71%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
F Amount represents less than $.01 per share.
G Six months ended July 31.
H Year ended January 31.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Real Estate Investment Portfolio (the fund) is a non diversified fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to invest ment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of Amer ica, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

14

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

15 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trus tees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$1,765,430
Unrealized depreciation	(5,182)
Net unrealized appreciation (depreciation)	$1,760,248
Cost for federal income tax purposes	$4,456,611

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,642,179 and $1,699,396, respectively.

Semiannual Report

16

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average	Interest
	Balance	Interest Rate	Expense
Borrower	$14,306	3.70%	$1

17 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $19.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain ex penses on behalf of the fund totaling $789 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $86, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

18

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Real Estate Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate Investment Portfolio (a fund of Fidelity Devonshire Trust) at Jan uary 31, 2006 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Real Estate Investment Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts March 14, 2006

19 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Investment Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

20

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

21 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 22

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277 0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

23 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisers
Fidelity International Investment
Advisers (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

REA USAN-0306 1.789292.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006